CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Net revenues:
Third parties	$ 423,661	2,639,453	5,832,628	7,072,789
Related parties	166,759	1,038,927	583,857	475,756
Total net revenues	590,420	3,678,380	6,416,485	7,548,545
Cost of revenues	(642,667)	(4,003,885)	(6,633,542)	(5,869,503)
Gross profit (loss)	(52,247)	(325,505)	(217,057)	1,679,042
Operating expenses:
Selling expenses	(55,949)	(348,568)	(279,788)	(269,202)
General and administrative expenses	(44,628)	(278,033)	(340,405)	(172,117)
Provision for doubtful accounts receivable and other receivable	(22,098)	(137,674)	(56,234)	278
Research and development expenses	(14,578)	(90,820)	(68,217)	(53,500)
Impairment of goodwill			(134,735)
Total operating expenses	(137,253)	(855,095)	(879,379)	(494,541)
Operating profit (loss)	(189,500)	(1,180,600)	(1,096,436)	1,184,501
Interest expense	(48,075)	(299,515)	(171,059)	(161,677)
Interest income	2,543	15,841	11,763	6,141
Exchange gains (losses)	1,425	8,875	(3,965)	(89,272)
Changes in fair value of derivative contracts	855	5,326	(70,778)	77,531
Changes in fair value of conversion feature of convertible bonds	(914)	(5,692)	264,384	31,623
Loss on extinguishment of debt	(13,276)	(82,713)
Other income	1,487	9,265	5,144	12,396
Other expenses	(2,952)	(18,391)	(14,102)	(5,903)
Income (loss) before income taxes	(248,407)	(1,547,604)	(1,075,049)	1,055,340
Income tax (expenses) benefit	(2,449)	(15,255)	144,945	(297,983)
Net income (loss) attributable to Hanwha SolarOne Co., Ltd. shareholders	(250,856)	(1,562,859)	(930,104)	757,357
Net income (loss) attributable to Hanwha SolarOne Co., Ltd. shareholders per share:
Basic	$ (0.59)	(3.70)	(2.21)	2.43
Diluted	$ (0.59)	(3.70)	(2.21)	2.36
Number of shares used in computation of net income (loss) per share:
Basic	422,167,505	422,167,505	420,325,701	311,263,308
Diluted	422,167,505	422,167,505	420,325,701	357,272,605
Other comprehensive loss, net of tax
Foreign currency translation adjustment	(197)	(1,219)
Comprehensive income (loss) attributable to Hanwha SolarOne Co., Ltd. shareholders	$ (251,053)	(1,564,078)	(930,104)	757,357